Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 11,249	$ 10,269	$ 13,476
Accounts receivable	90,230	93,854	92,865
Inventories	62,355	51,033	33,202
Deferred offering costs	106,496	47,449	46,162
Total Current Assets	270,330	202,605	185,705
Property and equipment, net	1,536
Intangible asset	37,851	33,369	15,325
Deposit	63,800	50,300	50,300
Total assets	373,517	286,274	251,330
Current Liabilities:
Accounts payable	267,978	239,123	134,433
Accounts payable - related party	200,987	62,573	78,834
Accrued expenses	66,087	5,756	4,393
Note payable	90,898	109,490
Convertible notes, net of debt discount of $216,240	208,760
Short-term debt - related parties	380,500	237,000	80,000
Deferred revenue	22,240		38,250
Derivative liability	1,205,176
Line of credit		109,490	124,000
Total current liabilities	2,442,626	653,942	459,910
Long-term debt - related party	3,318	3,318	3,318
Total liabilities	2,445,944	657,260	463,228
Stockholders' deficit
Common stock, $0.001 par value; 150,000,000 shares authorized; 25,108,751 and 22,764,969 shares issued and outstanding	25,109	22,765	14,510
Additional paid in capital	537,652	334,110	85,490
Accumulated deficit	(2,635,188)	(727,861)	(311,898)
Total stockholders' deficit	(2,072,427)	(370,986)	(211,898)
Total liabilities and stockholders' deficit	$ 373,517	$ 286,274	$ 251,330